Variable Interest Entities	12 Months Ended
Nov. 30, 2021
Variable Interest Entity, Measure of Activity [Abstract]
Variable Interest Entities	Variable Interest Entities
VIEs are entities in which equity investors lack the characteristics of a controlling financial interest. VIEs are consolidated by the primary beneficiary. The primary beneficiary is the party who has both (1) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (2) an obligation to absorb losses of the entity or a right to receive benefits from the entity that could potentially be significant to the entity.
Our variable interests in VIEs include debt and equity interests, equity interests in associated companies, commitments, guarantees and certain fees. Our involvement with VIEs arises primarily from the following activities, but also includes other activities discussed below:
•Purchases of securities in connection with our trading and secondary market-making activities;
•Retained interests held as a result of securitization activities;
•Acting as placement agent and/or underwriter in connection with client-sponsored securitizations;
•Financing of agency and non-agency mortgage-backed and other asset-backed securities;
•Warehouse funding arrangements for client-sponsored consumer and mortgage loan vehicles and CLOs through participation agreements, forward sale agreements, reverse repurchase agreements and revolving loan and note commitments; and
•Loans to, investments in and fees from various investment vehicles.
We determine whether we are the primary beneficiary of a VIE upon our initial involvement with the VIE and we reassess whether we are the primary beneficiary of a VIE on an ongoing basis. Our determination of whether we are the primary beneficiary of a VIE is based upon the facts and circumstances for each VIE and requires judgment. Our considerations in determining the VIE's most significant activities and whether we have power to direct those activities include, but are not limited to, the VIE's purpose and design and the risks passed through to investors, the voting interests of the VIE, management, service and/or other agreements of the VIE, involvement in the VIE's initial design and the existence of explicit or implicit financial guarantees. In situations where we have determined that the power over the VIE's significant activities is shared, we assess whether we are the party with the power over the most significant activities. If we are the party with the power over the most significant activities, we meet the "power" criteria of the primary beneficiary. If we do not have the power over the most significant activities or we determine that decisions require consent of each sharing party, we do not meet the "power" criteria of the primary beneficiary.
We assess our variable interests in a VIE both individually and in aggregate to determine whether we have an obligation to absorb losses of or a right to receive benefits from the VIE that could potentially be significant to the VIE. The determination of whether our variable interest is significant to the VIE requires judgment. In determining the significance of our variable interest, we consider the terms, characteristics and size of the variable interests, the design and characteristics of the VIE, our involvement in the VIE and our market-making activities related to the variable interests.
Consolidated VIEs

The following table presents information about our consolidated VIEs (in millions). The assets and liabilities in the table below are presented prior to consolidation and thus a portion of these assets and liabilities are eliminated in consolidation.

	November 30, 2021		November 30, 2020
	Secured Funding Vehicles	Other	Secured Funding Vehicles	Other

Cash (1)	$3.8	$—	$—	$1.2
Financial instruments owned, at fair value	173.1	146.4	—	5.2
Securities purchased under agreements to resell (2)	3,697.1	—	2,908.9	—
Receivables (3)	626.8	40.6	510.6	12.9
Other (4)	114.6	—	46.4	0.1
Total assets	$4,615.4	$187.0	$3,465.9	$19.4

Financial instruments sold, not yet purchased, at fair value	$—	$109.1	$—	$2.5
Other secured financings (5)	4,521.6	—	3,425.0	—
Other liabilities (6)	46.6	75.3	1.8	0.4
Total liabilities	$4,568.2	$184.4	$3,426.8	$2.9
(1)Approximately $0.7 million of the cash amounts at November 30, 2020 represent cash on deposit with related consolidated entities and are eliminated in consolidation.
(2)Securities purchased under agreements to resell primarily represent amounts due under collateralized transactions on related consolidated entities, which are eliminated in consolidation.
(3)Approximately $1.2 million of receivables at November 30, 2021 are with related consolidated entities, which are eliminated in consolidation.
(4)Approximately $56.5 million and $9.7 million of the other assets amount at November 30, 2021 and 2020, respectively, represent intercompany receivables with related consolidated entities, which are eliminated in consolidation.
(5)Approximately $36.7 million and $138.2 million of the other secured financings at November 30, 2021 and 2020, respectively, are with related consolidated entities, which are eliminated in consolidation.
(6)Approximately $75.3 million and $0.3 million of the other liabilities amounts at November 30, 2021 and 2020, respectively, represent intercompany payables with related consolidated entities, which are eliminated in consolidation.

Secured Funding Vehicles.  Substantially all of the VIEs for which we are the primary beneficiary are asset-backed financing vehicles to which we sell agency and non-agency residential and commercial mortgage loans and asset-backed securities pursuant to the terms of a master repurchase agreement. Our variable interests in these vehicles consist of our collateral margin maintenance obligations under the master repurchase agreement, which we manage, and retained interests in securities issued. The assets of these VIEs consist of reverse repurchase agreements, which are available for the benefit of the vehicle's debt holders.
At November 30, 2021 and 2020, Foursight Capital is the primary beneficiary of SPEs it utilized to securitize automobile loan receivables. Foursight Capital acts as the servicer for which it receives a fee, and owns an equity interest in the SPEs. The notes issued by the SPEs are secured solely by the assets of the SPEs and do not have recourse to Foursight Capital's general credit and the assets of the VIEs are not available to satisfy any other debt. During the year ended November 30, 2021, automobile loan receivables aggregating $531.1 million were securitized by Foursight Capital in connection with secured borrowing offerings. The majority of the proceeds from issuance of the secured borrowings were used to pay down Foursight Capital's two credit facilities.
Other. We are the primary beneficiary of certain investment vehicles set up for the benefit of our employees. We manage and invest alongside our employees in these vehicles. The assets of these VIEs consist of private equity securities and are available for the benefit of the entities' equity holders. Our variable interests in these vehicles consist of equity securities. The creditors of these VIEs do not have recourse to our general credit and each such VIE's assets are not available to satisfy any other debt.
Nonconsolidated VIEs
The following tables present information about our variable interests in nonconsolidated VIEs (in millions):

	Carrying Amount		Maximum Exposure to Loss	VIE Assets
	Assets	Liabilities
November 30, 2021
CLOs	$582.2	$2.0	$2,557.1	$10,277.5
Asset-backed vehicles	281.9	—	359.3	3,474.6
Related party private equity vehicles	27.1	—	37.8	78.9
Other investment vehicles	1,111.5	—	1,201.6	15,101.4
Total	$2,002.7	$2.0	$4,155.8	$28,932.4

November 30, 2020
CLOs	$60.7	$0.2	$642.7	$6,849.1
Asset-backed vehicles	251.6	—	377.2	2,462.7
Related party private equity vehicles	19.0	—	30.0	53.0
Other investment vehicles	899.9	—	1,042.9	15,735.5
Total	$1,231.2	$0.2	$2,092.8	$25,100.3

Our maximum exposure to loss often differs from the carrying value of the variable interests. The maximum exposure to loss is dependent on the nature of the variable interests in our VIEs and is limited to the notional amounts of certain loan and equity commitments and guarantees. Our maximum exposure to loss does not include the offsetting benefit of any financial instruments that may be utilized to hedge the risks associated with our variable interests and is not reduced by the amount of collateral held as part of a transaction with a VIE.
Collateralized Loan Obligations. Assets collateralizing the CLOs include bank loans, participation interests, sub-investment grade and senior secured U.S. loans and senior secured Euro denominated corporate leveraged loans and bonds. We underwrite securities issued in CLO transactions on behalf of sponsors and provide advisory services to the sponsors. We may also sell corporate loans to the CLOs. Our variable interests in connection with CLOs where we have been involved in providing underwriting and/or advisory services consist of the following:
•Forward sale agreements whereby we commit to sell, at a fixed price, corporate loans and ownership interests in an entity holding such corporate loans to CLOs;
•Warehouse funding arrangements in the form of:
◦Participation interests in corporate loans held by CLOs and commitments to fund such participation interests;
◦Reverse repurchase agreements with collateral margin maintenance obligations and commitments to fund such reverse repurchase agreements; and
◦Senior and subordinated notes issued in connection with CLO warehousing activities.
•Trading positions in securities issued in CLO transactions; and
•Investments in variable funding notes issued by CLOs.

Asset-Backed Vehicles. We provide financing and lending related services to certain client-sponsored VIEs in the form of revolving funding note agreements, revolving credit facilities, forward purchase agreements and reverse repurchase agreements. The underlying assets, which are collateralizing the vehicles, are primarily composed of unsecured consumer loans and mortgage loans. In addition, we may provide structuring and advisory services and act as an underwriter or placement agent for securities issued by the vehicles. We do not control the activities of these entities.

Related Party Private Equity Vehicles. We committed to invest in private equity funds (the "JCP Funds", including Jefferies Group's interests in Jefferies Capital Partners V L.P. and the Jefferies SBI USA Fund L.P. (together, "JCP Fund V")) managed by Jefferies Capital Partners, LLC (the "JCP Manager"). Additionally, we committed to invest in the general partners of the JCP Funds (the "JCP General Partners") and the JCP Manager. Our variable interests in the JCP Funds, JCP General Partners and JCP Manager (collectively, the "JCP Entities") consist of equity interests that, in total, provide us with limited and general partner investment returns of the JCP Funds, a portion of the carried interest earned by the JCP General Partners and a portion of the management fees earned by the JCP Manager. At November 30, 2021 and 2020, our total equity commitment in the JCP Entities was $133.0 million, of which $122.3 million and $122.0 million, respectively, had been funded. The carrying value of our equity investments in the JCP Entities was $27.1 million and $19.0 million at November 30, 2021 and 2020, respectively.
Our exposure to loss is limited to the total of our carrying value and unfunded equity commitment. The assets of the JCP Entities primarily consist of private equity and equity related investments.

Other Investment Vehicles.  The carrying amount of our equity investment was $1.11 billion and $899.9 million at November 30, 2021 and 2020, respectively. Our unfunded equity commitment related to these investments totaled $90.0 million and $143.0 million at November 30, 2021 and 2020, respectively. Our exposure to loss is limited to the total of our carrying value and unfunded equity commitment. These investment vehicles have assets primarily consisting of private and public equity investments, debt instruments, trade and insurance claims and various oil and gas assets.

Mortgage-Backed and Other Asset-Backed Secured Funding Vehicles.  In connection with our secondary trading and market-making activities, we buy and sell agency and non-agency mortgage-backed securities and other asset-backed securities, which are issued by third-party securitization SPEs and are generally considered variable interests in VIEs. Securities issued by securitization SPEs are backed by residential mortgage loans, U.S. agency collateralized mortgage obligations, commercial mortgage loans, CDOs and CLOs and other consumer loans, such as installment receivables, auto loans and student loans. These securities are accounted for at fair value and included in Financial instruments owned, at fair value in the Consolidated Statements of Financial Condition. We have no other involvement with the related SPEs and therefore do not consolidate these entities.

We also engage in underwriting, placement and structuring activities for third-party-sponsored securitization trusts generally through agency (Fannie Mae, Federal Home Loan Mortgage Corporation ("Freddie Mac") or Ginnie Mae or non-agency-sponsored SPEs and may purchase loans or mortgage-backed securities from third-parties that are subsequently transferred into the securitization trusts. The securitizations are backed by residential and commercial mortgage, home equity and auto loans. We do not consolidate agency-sponsored securitizations as we do not have the power to direct the activities of the SPEs that most significantly impact their economic performance. Further, we are not the servicer of non-agency-sponsored securitizations and therefore do not have power to direct the most significant activities of the SPEs and accordingly, do not consolidate these entities. We may retain unsold senior and/or subordinated interests at the time of securitization in the form of securities issued by the SPEs.
At November 30, 2021 and 2020, we held $1.31 billion and $1.57 billion of agency mortgage-backed securities, respectively, and $253.9 million and $252.0 million of non-agency mortgage-backed and other asset-backed securities, respectively, as a result of our secondary trading and market-making activities, and underwriting, placement and structuring activities. Our maximum exposure to loss on these securities is limited to the carrying value of our investments in these securities. These mortgage-backed and other asset-backed secured funding vehicles discussed are not included in the above table containing information about our variable interests in nonconsolidated VIEs.
FXCM is considered a VIE and our term loan and equity ownership are variable interests. We have determined that we are not the primary beneficiary of FXCM because we do not have the power to direct the activities that most significantly impact FXCM's performance. Therefore, we do not consolidate FXCM and we account for our equity interest under the equity method as an investment in an associated company. FXCM reported total assets of $387.9 million in its latest financial statements. Our maximum exposure to loss as a result of our involvement with FXCM is limited to the total of the carrying value of the term loan ($50.5 million) and the investment in associated company ($49.0 million) at November 30, 2021. FXCM is not included in the above table containing information about our variable interests in nonconsolidated VIEs.